Supplementary Financial Statement Information (Details) - Schedule of disaggregated revenues text block - Revenues [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplementary Financial Statement Information (Details) - Schedule of disaggregated revenues text block [Line Items]
Revenues from licensing agreement (see Note 2(m))	$ 3,600		$ 4,085
Revenues from the sales of goods	2,108	1,949	739
Revenues from the rendering of services	429	369	190
Total revenues	$ 6,137	$ 2,318	$ 5,014